Expense Example, No Redemption ((WFA Dow Jones Target Date Funds - Retail), USD $)	0 Months Ended
Jul. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,812
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	2,102
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	1,816
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	2,106
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	1,802
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	2,093
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	1,813
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	2,103
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	1,824
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	2,114
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	$ 2,132